Other non-current assets (Details) $ / shares in Units, $ in Thousands		1 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended	26 Months Ended
	Sep. 26, 2019 USD ($) vessel $ / shares shares	Jan. 31, 2020 USD ($)	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($)	Jun. 30, 2020 USD ($) tanker	Dec. 31, 2019 USD ($) tanker	Sep. 30, 2020 USD ($)	Sep. 30, 2019 tanker	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Other Non-Current Assets [Line Items]
Sale leaseback transaction, aggregate amount					$ 9,904	$ 9,624
Capitalized loan fees					5,492	4,039
Other non-current assets					83,688	131,139
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					1,800
Right-of-use assets					791,927	697,903
Deposits for Ballast Water Treatment Systems					$ 1,800
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Working capital repayment period upon vessel's exit from each pool					6 months
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					$ 35,700	35,700
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					$ 5,661	6,794
Working capital repayment period upon vessel's exit from each pool					6 months
Other related parties [member] | Scorpio LR1 Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					$ 6,600	6,600
Other related parties [member] | Scorpio Pools [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					47,961	49,094
Exhaust Gas cleaning System [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment					$ 12,570	$ 35,846
Number of vessels | tanker					61
Payments to acquire property, plant, and equipment				$ 116,100			$ 146,400
Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of scrubbers | tanker						98
Accretion of lease financed vessels					$ 300
Right-of-use assets					773,428	$ 680,483			$ 48,500
Vessels [member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Sale leaseback transaction, aggregate amount					13,100					$ 13,100
Sale leaseback transaction, deposit per vessel					4,350					$ 4,350
Ballast Water Treatment Systems [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment					$ 1,885	12,699
Payments to acquire property, plant, and equipment			$ 36,200
Number of equipment			55		45
Deposits for purchase of property, plant, and equipment and minority interest					$ 31,300
Aggregate difference in investment fair value between put and call option exercise prices					600
Drydock [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Right-of-use assets					18,499	17,420
Third Party Supplier [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					$ 1,800
Period after investment acquired for which put option is exercisable					1 year
Period after investment acquired for which call option is exercisable					2 years
Third Party Supplier [Member] | Ballast Water Treatment Systems [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Investment in ballast water treatment system supplier					$ 1,751	$ 1,751
Option exercised [Member] | Exhaust Gas cleaning System [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of vessels | tanker						7		14
Payments to acquire property, plant, and equipment				$ 30,300
Trafigura Transaction [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Equity consideration issued for the leasehold interes					4,125	$ 18,086
Number of vessels | vessel	19
Other initial direct cost					300	$ 600
Trafigura Transaction [Member] | STI Miracle, STI Maestro and STI Mighty [Member] | Right-of-use assets [member]
Disclosure Of Other Non-Current Assets [Line Items]
Other initial direct cost		$ 14,100
Leasehold interest [Member] | Trafigura Transaction [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of vessels	19
Delivered vessels	15
Vessels under construction [Member] | Trafigura Transaction [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of vessels	4
Vessels under construction	4
Number of shares issued | shares	591,254
Price per share (in USD per share) | $ / shares	$ 29.00
Increase (decrease) consideration for Trafigura transaction equity	$ 17,100				$ 3,800
Obligations under the agreement	138,900
Other equipment cost	$ 400
MR [Member] | Vessels under construction [Member] | Trafigura Transaction [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Vessels under construction	4
Vessels delivered [Member] | Trafigura Transaction [Member] | STI Miracle and STI Maestro [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of vessels		2